Quarterly Financial Summary (unaudited) - Schedule of Quarterly Financial Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Gross profit	$ 130				$ 500				$ 130	$ 500
Operating loss	(1,291)	$ (2,503)	$ (2,296)	$ (2,843)	(1,274)	$ (1,602)	$ (3,116)	$ (8,904)	(8,933)	(14,896)
Net loss	$ (1,283)	$ (2,501)	$ (2,294)	$ (2,843)	$ (1,291)	$ (1,603)	$ (3,100)	$ (8,886)	$ (8,921)	$ (14,880)
Net loss per common share - basic	$ (0.03)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.06)	$ (0.07)	$ (0.15)	$ (0.57)	$ (0.27)	$ (0.72)
Net loss per common share - diluted	$ (0.03)	$ (0.06)	$ (0.08)	$ (0.12)	$ (0.06)	$ (0.07)	$ (0.15)	$ (0.57)	$ (0.27)	$ (0.72)